Dividends on ordinary shares	6 Months Ended
Jun. 30, 2026
Disclosure Of Dividends [Abstract]
Dividends on ordinary shares	Note 14: Dividends on ordinary shares The Bank paid dividends of £480 million on 16 February 2026 and £700 million on 15 May 2026 (£640 million was paid during the half-year to 30 June 2025).